Angel Oak Mortgage Trust 2022-3 ABS-15G

Exhibit 99.50

Eresi Mortgage

AOMT 2022-3

4/6/2022

Field Name	Loans With Discrepancy	Total Times Compared	% Variance
InterestRate	0	68	0.00%
PrepaymentPenaltyTotalTerm	0	68	0.00%
AmortizationType	0	68	0.00%
B1Citizen	0	68	0.00%
Term	0	68	0.00%
LTV	0	68	0.00%
CurrentUnpaidBalance	0	68	0.00%
LoanProgram	0	68	0.00%
DSCR	0	68	0.00%
CurrentInterestRate	0	68	0.00%
SellerLoanID	0	68	0.00%
PrepaymentPenaltyFlag	0	68	0.00%
PropertyType	1	68	1.47%
InterestOnlyFlag	0	68	0.00%
PropertyState	0	68	0.00%
LienPosition	0	68	0.00%
LoanOriginatorNameLenderCreditor	0	68	0.00%
LoanPurpose	0	68	0.00%
PropertyCity	0	68	0.00%
OriginatorDTI	0	68	0.00%
InterestOnlyTerm	0	68	0.00%
Total	1	1428	0.07%